Loans and Allowance for Credit Losses - Commercial Loans by Industry Group and Geography Excluding Covered Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans by Industry Group and Geography [Line Items]
Commercial	$ 80,377	$ 70,033
Commercial, percentage	100.00%	100.00%
California [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	9,961	8,748
Commercial, percentage	12.40%	12.50%
Colorado [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	3,528	2,970
Commercial, percentage	4.40%	4.20%
Illinois [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	4,108	3,539
Commercial, percentage	5.10%	5.10%
Minnesota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	6,316	5,086
Commercial, percentage	7.90%	7.30%
Missouri [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,832	2,893
Commercial, percentage	3.50%	4.10%
Ohio [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	3,534	3,385
Commercial, percentage	4.40%	4.80%
Oregon [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,130	1,941
Commercial, percentage	2.60%	2.80%
Washington [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	3,237	2,823
Commercial, percentage	4.00%	4.00%
Wisconsin [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	3,090	2,768
Commercial, percentage	3.80%	4.00%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	4,400	4,091
Commercial, percentage	5.50%	5.80%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	4,949	4,024
Commercial, percentage	6.20%	5.80%
Idaho, Montana, Wyoming [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	1,475	1,148
Commercial, percentage	1.80%	1.60%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,951	2,917
Commercial, percentage	3.70%	4.20%
Total Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	52,511	46,333
Commercial, percentage	65.30%	66.20%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	14,036	11,762
Commercial, percentage	17.50%	16.80%
All Other States [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	13,830	11,938
Commercial, percentage	17.20%	17.00%
Total Outside Company's Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	27,866	23,700
Commercial, percentage	34.70%	33.80%
Manufacturing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	12,261	10,738
Commercial, percentage	15.30%	15.30%
Finance and Insurance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	7,799	5,864
Commercial, percentage	9.70%	8.40%
Real Estate, Rental and Leasing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	7,779	6,788
Commercial, percentage	9.70%	9.70%
Wholesale Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	7,350	6,346
Commercial, percentage	9.10%	9.10%
Retail Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	6,428	5,401
Commercial, percentage	8.00%	7.70%
Health Care and Social Assistance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	5,280	5,048
Commercial, percentage	6.60%	7.20%
Public Administration [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	4,033	3,934
Commercial, percentage	5.00%	5.60%
Professional Scientific and Technical Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	3,121	2,747
Commercial, percentage	3.90%	3.90%
Transport and Storage [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,941	2,322
Commercial, percentage	3.70%	3.30%
Information [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,702	2,443
Commercial, percentage	3.40%	3.50%
Mining [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,604	2,094
Commercial, percentage	3.20%	3.00%
Arts Entertainment and Recreation [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,493	2,214
Commercial, percentage	3.10%	3.20%
Educational Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,286	2,222
Commercial, percentage	2.80%	3.20%
Agriculture Forestry Fishing and Hunting [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	1,642	1,508
Commercial, percentage	2.00%	2.10%
Other Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	1,449	1,507
Commercial, percentage	1.80%	2.10%
Utilities [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	1,404	1,374
Commercial, percentage	1.70%	2.00%
Other [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 8,805	$ 7,483
Commercial, percentage	11.00%	10.70%